Summary of Significant Accounting Policies and Basis of Accounting (Details 7) (Convertible preferred stock, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Minimum
Net Income Per Common Share
Annual rate of noncumulative dividends on preferred stock (in dollars per share)	$ 0.60	$ 0.60
Maximum
Net Income Per Common Share
Annual rate of noncumulative dividends on preferred stock (in dollars per share)	$ 1.66	$ 1.66